SCHEDULE OF AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (remaining)	$ 739,625
2022	2,958,500	$ 2,958,500
2023	2,958,500	2,958,500
2024	2,958,500	2,958,000
2025	2,958,500	2,958,000
2026	2,806,700	2,806,700
Thereafter	$ 11,168,675	$ 11,168,675